Trust for Incentive	12 Months Ended
Dec. 31, 2023
Distribution Policy, Members or Limited Partners [Abstract]
Trust for Incentive

5. Trust for Incentive

In June 2022, the Company approved a long term incentive plan in the aggregate amount of $1.4 billion to all employees within the Company following the Company’s successful COVID-19 campaign (the “Incentive Plan”). To implement the Incentive Plan, Sinovac Trust for Incentive (the “Trust”) between Sinovac LS and CITIC Trust Co., Ltd (the “Trustee”) has been set up.

The Company has the direct ability to control the Trust as the Trustee is required to act in accordance with the Trust deed and because the Company has the power to direct the activities of the Trust, the Trust is consolidated into the Company’s consolidated financial statements. The assets held in the Trust that are being used as investments to satisfy the Company’s obligations under the Incentive Plan are recorded in short-term investments in the amount of $639 million and in long-term investments in the amount of $297 million as of December 31, 2023. $535 million were paid under the Incentive Plan during the year ended December 31, 2022 and $nil was paid during the year ended December 31, 2023. $605 million have been accrued as deferred compensation liability as of December 31, 2023.